Debt - Revolving Credit Lines - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2008
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	6,878,484,000
Credit facility interest rate		12.00%
Revolving Credit Lines [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	508,307,000
Minimum [Member] | Revolving Credit Lines [Member]
Debt Instrument [Line Items]
Credit facility interest rate	4.40%
Credit facility renewable option period	1 year
Maximum [Member] | Revolving Credit Lines [Member]
Debt Instrument [Line Items]
Credit facility interest rate	12.40%
Credit facility renewable option period	3 years